Deposits and Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Value added taxes recoverable	$ 18,336	$ 11,413
Note receivable (Note 23)	7,331	14,321
Deposits and others	4,066	3,218
Deposits and other non-current assets	$ 29,733	$ 28,952